Unaudited Condensed Consolidated Statements Of Changes In Partners' Capital (USD $) In Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ 239,760	$ 5,584	$ 262,918		$ 268,502	$ (28,742)
Distributions declared (distributions per unit $0.465) (Note 9)	(18,005)	(360)	(17,645)		(18,005)
Partnership net income	17,541	351	17,190		17,541
Issuance of common units for vessel acquisition	57,055		57,055		57,055
Issuance of units	1,470	1,470			1,470
Equity compensation expense	1,159		1,159		1,159
Other comprehensive income (note 8)	8,628					8,628
Balance at Jun. 30, 2011	307,608	7,045	320,677		327,722	(20,114)
Balance at Dec. 31, 2011	517,326	11,005	517,545	0	528,550	(11,224)
Distributions declared (distributions per unit $0.465) (Note 9)	(32,916)	(658)	(32,258)		(32,916)
Partnership net income	6,595	49	2,387	4,159	6,595
Issuance of units	136,425			136,425	136,425
Equity compensation expense	1,991		1,991		1,991
Other comprehensive income (note 8)	9,840					9,840
Balance at Jun. 30, 2012	$ 639,261	$ 10,396	$ 489,665	$ 140,584	$ 640,645	$ (1,384)